ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 57	$ 4
Derivative liabilities	1	0
Other	7	2
Total accounts payable and other	$ 65	$ 6